Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2017	2016
Inventory	31	32
Prepaid expenses	391	316
Other current assets	126	338
Prepaid expenses and other current assets	548	686